Receivables	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Receivables
Receivables
Receivables consist of the following:

	As of
	April 3, 2015	March 28, 2014
Billed trade accounts receivable	$210,471	$233,698
Unbilled recoverable amounts under contracts in progress	496,230	475,944
Other receivables	4,759	11,363
Total accounts receivable	711,460	721,005

Allowances for doubtful accounts	(14,733)	(16,099)

Total receivables, net	$696,727	$704,906

Unbilled recoverable amounts under contracts in progress generally become billable upon achievement of project milestones, completion of specified contracts, negotiation of contract modifications, completion of government audit activities, or upon acceptance by the customer. Unbilled recoverable amounts under contracts in progress expected to be collected after fiscal 2016, totaled $12,222.
Changes to the allowance for doubtful accounts for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 are as follows:

	Twelve months ended
	April 3, 2015	March 28, 2014	March 29, 2013
Beginning balance	$16,099	$13,573	$11,524
(Reversal of) provision for doubtful accounts	(265)	3,859	3,793
Provision for doubtful accounts in discontinued operations	—	198	—
Write-offs	(1,101)	(1,531)	(1,744)
Ending balance	$14,733	$16,099	$13,573